Stockholders' Equity	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 8 - Stockholders’ Equity

During the nine months ended September 30, 2011 the company issued Four Hundred Twenty Eight Thousand Five Hundred Seventy One (428,571) shares of the Company’s common stock, $0.001 par value per share (the “Common Stock) at a price of $0.35 for an aggregate purchase price of $150,000 in accordance with Safe Data asset purchase agreement. During the nine months ended September 30, 2011 the company issue three Million Six Hundred Forty Thousand Seven Hundred Seventy-Seven (3,640,777) shares of the Company’s common stock, $0.001 par value per share (the “Common Stock) at a price of $0.412 for an aggregate purchase price of $1,500,000.

A summary of the Company's option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price
Options Outstanding at January 1, 2011	3,670,169	$.02 - .36	$0.137
Options Granted	485,436	.41	.41
Options Exercised	(1,334,029)	(.02)	(.04)
Options Cancelled	-	-	-
Options Outstanding at September 30, 2011	2,281,576	.02 - .41	0.137

Options Exercisable at September 30, 2011	1,315,654	.02 - .41	0.24

Share-based compensation expense for options totaling $52,420 and $10,445 was recognized in our results for the nine months ended September 30, 2011and 2010, respectively is based on awards vested. The options were valued at the grant date at $523,295 and are being amortized over five (5) years.

The valuation methodology used to determine the fair value of the options issued during the year was the Black-Scholes option-pricing model.. The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the options.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the Warrants and is calculated by using the average daily historical stock prices through the day preceding the grant date.

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award. The Company’s estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available. The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards. The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

The weighted average fair value of options granted and the assumptions used in the Black-Scholes model during the year ended September 30, 2011 are set forth in the table below.

2011
Weighted average fair value of options granted	$0.41
Risk-free interest rate	2.20%
Volatility	74.98%
Expected life (years)	10
Dividend yield	0.00%

As of September 30, 2011, there was $353,235 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share based compensation plans that is expected to be recognized over a weighted average period of approximately 4.0 years.

Common Stock Warrants

There were no common stock warrants granted during the nine months ended September 30, 2011.

A summary of the Company's warrant activity and related information follows:

	Number of Shares Under Warrants	Range of Warrants Price Per Share	Weighted Average Exercise Price
Warrants Outstanding at January 1, 2011	3,225,865	$0.01 - 0.02	$.01
Warrants Granted	-	-	-
Warrants Exercised	-	-	-
Warrants Cancelled	-	-	-
Warrants Outstanding at September 30, 2011	3,225,865	0.01 – 0.02	.01

Warrants exercisable at September 30, 2011	3,225,865	0.01 – 0.02	.01

The valuation methodology used to determine the fair value of the warrants issued during the year was the Black-Scholes option-pricing model, an acceptable model in accordance with FASB ASC 718-10-10 Share Based Payments. The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the warrants.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the Warrants and is calculated by using the average daily historical stock prices through the day preceding the grant date

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award.  The Company’s estimated volatility is an average of the historical volatility of peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards. The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

The weighted average fair value of options granted and the assumptions used in the Black-Scholes model during the year ended December 31, 2010 is set forth in the table below.

2010
Weighted average fair value of options granted	$.01
Risk-free interest rate	3.32%
Volatility	85%
Expected life (years)	10
Dividend yield	0.00%